Commitments and Contingencies	12 Months Ended
Jun. 30, 2025
Other provisions, contingent liabilities and contingent assets [Abstract]
Commitments and Contingencies	Commitments and contingencies
Commitments and guarantees

	SA Rand
Figures in million	2025	2024
Capital expenditure commitments
Contracts for capital expenditure (a)	4 316	1 681
Share of joint operation's contracts for capital expenditure	13	21
Authorised by the directors but not contracted for (b)	18 462	14 442
Total capital commitments	22 791	16 144
(a)The increase relates mainly to capital commitments of approximately R1.8 billion for the Eva Copper mine in anticipation of its start. Further, approximately R0.6 billion of the increase relates to the renewable energy project at Moab Khotsong.
(b)The increase relates mainly to reclamation and deposition projects and the Nooitgedacht TSF construction project, increasing approximately R2.1 billion and R1.2 billion respectively. Further to this is approximately R1.6 billion for the
Mponeng life of mine extension and deepening project. This was partially offset by a R0.8 billion decrease for the
Kareerand TSF extension as the project comes to an end in FY26.
Contractual obligations in respect of mineral tenement leases amount to R45 million (2024: R64 million). This relates to the
Wafi-Golpu and Eva Copper projects.

	SA Rand
Figures in million	2025	2024
Guarantees
Guarantees and suretyships[1]	757	519
Environmental guarantees[2]	539	509
Total guarantees	1 296	1 028
[1]The guarantees and suretyships mainly relate to Eskom guarantees.
2At 30 June 2025, R257 million (2024: R217 million) has been pledged as collateral for environmental guarantees in favour of certain financial institutions.
Refer to note 15.
Contingent liabilities

Critical accounting estimates and judgements
Contingencies will only realise when one or more future events occur or fail to occur. The exercise of significant judgement and estimates of the outcome of future events are required during the assessment of the impact of such contingencies.
Litigation and other judicial proceedings as a rule raise difficult and complex legal issues and are subject to uncertainties and complexities including, but not limited to, the facts and circumstances of each particular case, issues regarding the jurisdiction in which the suit is brought and differences in applicable law. Upon resolution of any pending legal matter, the group may be forced to incur charges in excess of the presently established provisions and related insurance coverage. It is possible that the financial position, results of operations or cash flows of the group could be materially affected by the outcome of the litigation.
36Commitments and contingencies continued
Contingent liabilities continued
The following contingent liabilities have been identified:
(a)On 1 December 2008, Harmony issued 3 364 675 Harmony shares to Rio Tinto Limited (Rio Tinto) for the purchase of Rio
Tinto’s rights to the royalty agreement entered into prior to our acquisition of the Wafi deposits in PNG. The shares were valued at R242 million on the transaction date. An additional US$10 million in cash will be payable when the decision to mine is made. Of this amount, Harmony is responsible for paying the first US$7 million, with the balance of US$3 million being borne equally by the joint operators.
(b)The group may have a potential exposure to rehabilitate groundwater and radiation that may exist where the group has and/or continues to operate. The group has initiated analytical assessments to identify, quantify and mitigate impacts if and when (or as and where) they arise. Scientific, technical and legal studies are underway to assist in determining the magnitude of the contamination and to find sustainable remediation solutions. The group has implemented measures to assist with mitigating seepage and plume migration. It has been demonstrated that Monitored Natural Attenuation (MNA)
will contribute to the improvement of the environment.
To date, water treatment facilities were successfully implemented at Doornkop, Tshepong West, Harmony One Plant,
Kareerand (MWS), Target 1 and Tau Tona. These facilities are now assisting in reducing our dependency on externally supplied potable water.
In terms of Free State operations, Harmony has taken the initiative to develop a regional flood model. In addition to improving the operational water balances for all our operations, the geohydrological studies undertaken to date confirm that there is no risk of decant in Welkom. As more studies are undertaken in the area from time to time, this will add to our knowledge base in the Free State area. If the studies yield different solutions or regulators reject the proposed plans, requiring the group to recognise contingencies as liabilities, it could have a material impact on the group's financial statements.
(c)Due to the interconnected nature of mining operations in South Africa, any proposed solution for potential flooding and potential decant risk posed by deep groundwater needs to be a combined one, supported by all the mines located in these goldfields. As a result, the Department of Mineral and Petroleum Resources (DMPR) and affected mining companies require the development of a regional mine closure strategy. In 2024, the DMPR released a draft mine closure strategy for comment.
Harmony operations have conducted a number of specialist studies and the risk of surface decant due to rising groundwater levels has been obviated at the entire Free State region and Kalgold. Regional geohydrological assessments are currently underway for all South African Operations. Previous studies have indicated that there is no risk of decant from Doornkop, Kusasalethu and Mponeng, however the aforementioned geohydrological assessments will confirm such.
In addition, the decant from the Klerksdorp-Orkney-Stilfontein-Hartebeestfontein groundwater system tied with our Moab
Khotsong operation has been proactively managed.
Preliminary studies have also been completed to manage and mitigate the seepage from tailings facilities. Should additional studies result in different solutions than the one’s initially proposed, or the regulators do not approve the proposed plans, it might result in a change in estimate to the recorded liabilities or the group recording liabilities over and above the current provisions.
(d)Harmony South African operations have applied for and/or obtained a Water Use Licence in respect of the National Water
Act, from the Department of Water and Sanitation (DWS). The respective Water Use Licences for the Free State
Operations and Doornkop have not yet been approved by DWS. All operations continue to operate legally and responsibly.
(e)In terms of the sale agreements entered into with Rand Uranium, Harmony retained financial exposure relating to environmental disturbances and degradation caused by it before the effective date, in excess of R75 million of potential claims. Rand Uranium is therefore liable for all claims up to R75 million and retains legal liability. The likelihood of potential claims cannot be determined presently and no provision for any liability has been made in the financial statements.
(f)Randfontein Estates Limited (REL), a subsidiary of Harmony has an existing legal dispute with the Merafong Municipality
(Merafong) relating to rates payable in terms of Merafong's Supplementary Valuation Roll 6 (SVR6). REL lodged appeals against the market values contained in SVR6. Merafong is contending for total rates payable of between R124 million and
R164 million under SVR6, while Harmony is contending for total rates payable of between R17 million and R69 million on the basis that certain items of the mining operations are not rateable and/or disregarded for valuation purposes and that depreciation, rehabilitation, phasing-in and category use changes are favourably considered by the Merafong Valuation
Appeal Board (Merafong VAB). Payment arrangements have been concluded between REL and Merafong in relation to these rates disputes. The Merafong VAB hearings are currently underway with other mining companies with similar legal disputes. Harmony's appeal hearings have been extended to end in November 2025, where the outcome of the matter will be decided upon by the Merafong VAB.